INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53233

September 29, 2017

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901
on behalf of the AAM/HIMCO Global Enhanced Dividend Fund

Dear Sir or Madam:

The Trust is filing Post-Effective Amendment No. 889 to its Registration Statement under Rule 485(a) for the purpose of creating a new series of the Trust, the AAM/HIMCO Global Enhanced Dividend Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary